Post-retirement benefit obligations- Loss/(gain) recognition (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	R 2,240	R 2,073	R 1,897
Loss/(gain) recognised in other comprehensive income	(427)	(2,415)	(834)
Healthcare
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	477	442	407
Loss/(gain) recognised in other comprehensive income	(222)	(131)	201
Pension | Benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	9,310	7,934	7,248
Loss/(gain) recognised in other comprehensive income	(1,835)	(3,184)	5,715
Pension | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	(8,259)	(6,699)	(6,115)
Loss/(gain) recognised in other comprehensive income	2,884	(963)	(7,062)
Pension | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Loss/(gain) recognised in the income statement	712	396	357
Loss/(gain) recognised in other comprehensive income	R (1,254)	R 1,863	R 312